GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Cash Flows (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (3)	$ (207)	$ 142	$ 128
Cash flows from investing activities: [Abstract]
Capital expenditures	(17)	(78)	(115)	(114)
Interest Paid, Capitalized	0	(1)	(2)	1
Proceeds from Divestiture of Businesses	0	12		0
Increase (Decrease) in Restricted Cash	0	0		0
Purchases of intangible assets	0	(2)	(2)	3
Proceeds from Sale of Property, Plant, and Equipment	0	1	1	2
Proceeds from return of capital	0		0
Net cash used in investing activities	(17)	(18)	(118)	(116)
Cash flows from financing activities: [Abstract]
Proceeds from (Repayments of) Short-term Debt	(1)	(6)	0	(1)
Proceeds from Issuance of Long-term Debt	0	180		0
Repayments of Long-term Debt	0	(315)	(16)	10
Proceeds from (Repayments of) Related Party Debt	0	(50)		0
Proceeds from Other Equity	0	600	0	1
DIP Facility Fees	0	(19)		0
Proceeds from Contributions from Affiliates	0		0
Dividends			0
Intercompany dividends			(1)
Return of capital	0		0
Net Cash Provided by (Used in) Financing Activities	(1)	390	(16)	(10)
Decrease in cash and cash equivalents	(21)	165	9	2
Effect of exchange rate changes on cash	(4)	(6)	(2)	(8)
Cash	223	248	224	217	$ 89
Non-cash capital contribution from parent				0
Proceeds from Issuance of Common Stock			0	1
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(7)	(258)	63	(33)
Cash flows from investing activities: [Abstract]
Capital expenditures	0	0	0	0
Interest Paid, Capitalized		0	0	0
Proceeds from Divestiture of Businesses		0
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates		0
Increase (Decrease) in Restricted Cash		0
Purchases of intangible assets		0	0	0
Proceeds from Sale of Property, Plant, and Equipment			0	0
Adjustments to Additional Paid in Capital, Other		0
Proceeds from return of capital	0	0	0	0
Net cash used in investing activities	0		0	0
Cash flows from financing activities: [Abstract]
Proceeds from (Repayments of) Short-term Debt	0	4	(3)	(1)
Proceeds from Issuance of Long-term Debt		0
Repayments of Long-term Debt		0	(16)	(10)
DIP Facility Fees		(19)
Proceeds from Contributions from Affiliates	14	(258)	(61)	23
Dividends		0	0	0
Intercompany dividends			(1)
Return of capital	0	0	0	0
Net Cash Provided by (Used in) Financing Activities	14	327	(81)	12
Decrease in cash and cash equivalents	7	69	(18)	(21)
Effect of exchange rate changes on cash	0	0	0	0
Cash	78	71	39	57	2
Payments of Distributions to Affiliates		0
Proceeds from Issuance of Common Stock		600
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(201)	(50)	61	52
Cash flows from investing activities: [Abstract]
Capital expenditures	(9)	(37)	(56)	(54)
Interest Paid, Capitalized		0	0	0
Proceeds from Divestiture of Businesses		0
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates		0
Increase (Decrease) in Restricted Cash		(1)
Purchases of intangible assets		(2)	(2)	(2)
Proceeds from Sale of Property, Plant, and Equipment			1	1
Adjustments to Additional Paid in Capital, Other		45
Proceeds from return of capital	8	7	60	48
Net cash used in investing activities	(1)		3	(7)
Cash flows from financing activities: [Abstract]
Proceeds from (Repayments of) Short-term Debt	0	0	0	0
Proceeds from Issuance of Long-term Debt		(170)
Repayments of Long-term Debt		(258)	0	0
DIP Facility Fees		0
Proceeds from Contributions from Affiliates	171	176	(1)	49
Dividends		(5)	(64)	(101)
Intercompany dividends			0
Return of capital	0	0	0	0
Net Cash Provided by (Used in) Financing Activities	171	83	(65)	(52)
Decrease in cash and cash equivalents	(31)	40	(1)	(7)
Effect of exchange rate changes on cash	0	0	0	0
Cash	9	40	1	2	0
Non-cash capital contribution from parent				(602)
Payments of Distributions to Affiliates		0
Proceeds from Issuance of Common Stock		0
Non-guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	205	106	112	218
Cash flows from investing activities: [Abstract]
Capital expenditures	(8)	(41)	(59)	(60)
Interest Paid, Capitalized		(1)	(2)	(1)
Proceeds from Divestiture of Businesses		12
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates		50
Increase (Decrease) in Restricted Cash		0
Purchases of intangible assets		0	0	1
Proceeds from Sale of Property, Plant, and Equipment			0	1
Adjustments to Additional Paid in Capital, Other		0
Proceeds from return of capital	0	20	0	0
Net cash used in investing activities	(8)		(61)	(61)
Cash flows from financing activities: [Abstract]
Proceeds from (Repayments of) Short-term Debt	(1)	(10)	3	0
Proceeds from Issuance of Long-term Debt		(10)
Repayments of Long-term Debt		(57)	0	0
DIP Facility Fees		0
Proceeds from Contributions from Affiliates	(185)	82	62	(72)
Dividends		0	(28)	(7)
Intercompany dividends			0
Return of capital	(8)	(45)	(60)	(48)
Net Cash Provided by (Used in) Financing Activities	(194)	(70)	(23)	(127)
Decrease in cash and cash equivalents	3	56	28	30
Effect of exchange rate changes on cash	(4)	(6)	(2)	(8)
Cash	136	137	184	158	87
Non-cash capital contribution from parent				602
Payments of Distributions to Affiliates		50
Proceeds from Issuance of Common Stock		0
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	(5)	(92)	(108)
Cash flows from investing activities: [Abstract]
Capital expenditures	0	0	0	0
Interest Paid, Capitalized		0	0	0
Proceeds from Divestiture of Businesses		0
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates		0
Increase (Decrease) in Restricted Cash		0
Purchases of intangible assets		0	0	0
Proceeds from Sale of Property, Plant, and Equipment			0	0
Adjustments to Additional Paid in Capital, Other		(45)
Proceeds from return of capital	(8)	(45)	(60)	(48)
Net cash used in investing activities	(8)		(60)	(48)
Cash flows from financing activities: [Abstract]
Proceeds from (Repayments of) Short-term Debt	0	0	0	0
Proceeds from Issuance of Long-term Debt		0
Repayments of Long-term Debt		0	0	0
DIP Facility Fees		0
Proceeds from Contributions from Affiliates	0	0	0	0
Dividends		5	92	108
Intercompany dividends			0
Return of capital	8	45	60	48
Net Cash Provided by (Used in) Financing Activities	8	50	152	156
Decrease in cash and cash equivalents	0	0	0	0
Effect of exchange rate changes on cash	0	0	0	0
Cash	0	0	0	0	0
Payments of Distributions to Affiliates		0
Proceeds from Issuance of Common Stock		0
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(3)	(207)	144	129
Cash flows from investing activities: [Abstract]
Capital expenditures		(78)		(114)
Interest Paid, Capitalized		(1)		(1)
Proceeds from Divestiture of Businesses		12
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates		50
Increase (Decrease) in Restricted Cash		1
Purchases of intangible assets		(2)		(3)
Proceeds from Sale of Property, Plant, and Equipment				2
Adjustments to Additional Paid in Capital, Other		0
Proceeds from return of capital		(18)		0
Net cash used in investing activities				(116)
Cash flows from financing activities: [Abstract]
Proceeds from (Repayments of) Short-term Debt		(6)		(1)
Proceeds from Issuance of Long-term Debt		(180)
Repayments of Long-term Debt		(315)		(10)
DIP Facility Fees		(19)
Proceeds from Contributions from Affiliates		0		0
Dividends		0		0
Return of capital		0		0
Net Cash Provided by (Used in) Financing Activities	(1)	390	$ (17)	(11)
Decrease in cash and cash equivalents		165		2
Effect of exchange rate changes on cash		(6)		(8)
Cash	$ 223	248		217	$ 89
Non-cash capital contribution from parent				$ 0
Payments of Distributions to Affiliates		50
Proceeds from Issuance of Common Stock		$ 600